TAXATION - Current income tax liabilities (Details) $ in Millions, Rp in Billions	Dec. 31, 2025 IDR (Rp)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 IDR (Rp)	Dec. 31, 2023 IDR (Rp)
TAXATION
Total	Rp 369	$ 22	Rp 868	Rp 2,333
The Company
TAXATION
Article 25 - Installment of corporate income tax			78
Subsidiaries
TAXATION
Article 25 - Installment of corporate income tax	52		587
Article 29 - Corporate income tax	Rp 317		Rp 203